CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 33,087	$ 36,547
Accounts receivable, net of allowances of $191 and $156 as of March 31, 2015 and December 31, 2014	9,613	13,612
Inventories	9,922	9,254
Prepaid expenses	1,301	1,002
Other current assets	912	1,200
Total current assets	54,835	61,615
Property and equipment, net	5,053	5,311
Goodwill	8,747	8,853
Intangible assets, net	8,367	8,730
Other assets	1,421	1,371
Total assets	78,423	85,880
Current liabilities:
Accounts payable	6,713	8,372
Earn-out liability	3,510	3,510
Current portion - payment obligation	659	635
Deferred revenue	350	508
Accrued compensation and related benefits	1,984	2,139
Other accrued expenses and liabilities	3,562	4,471
Total current liabilities	16,778	19,635
Long-term payment obligation	5,373	5,545
Long-term financial liabilities	13,977	13,938
Other long-term liabilities	537	630
Total liabilities	36,665	39,748
Commitments and contingencies (see Note 12)
Identiv, Inc. stockholders' equity:
Preferred stock, $0.001 par value: 10,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value: 130,000 shares authorized; 11,020 and 10,884 shares issued and 10,717 and 10,640 outstanding as of March 31, 2015 and December 31, 2014, respectively	11	11
Additional paid-in capital	389,433	389,401
Treasury stock, 303 and 244 shares as of March 31, 2015 and December 31, 2014, respectively	(5,178)	(4,572)
Accumulated deficit	(344,462)	(338,670)
Accumulated other comprehensive income	2,103	1,699
Total Identiv, Inc. stockholders' equity	41,907	47,869
Noncontrolling interest	(149)	(1,737)
Total stockholders´ equity	41,758	46,132
Total liabilities and stockholders´equity	$ 78,423	$ 85,880